UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 29.4%
BASIC MATERIALS — 1.5%
Chemicals — 1.0%
Dow Chemical Co.
	4.250% 11/15/20	2,145,000	2,053,595
	5.700% 05/15/18	2,485,000	2,680,398
	5.900% 02/15/15	2,290,000	2,540,490
	8.550% 05/15/19	3,500,000	4,368,938
Lubrizol Corp.
	8.875% 02/01/19	3,455,000	4,349,206
Chemicals Total			15,992,627
Iron/Steel — 0.4%
ArcelorMittal
	7.000% 10/15/39	2,645,000	2,716,092
Nucor Corp.
	5.000% 06/01/13	1,755,000	1,892,453
	5.850% 06/01/18	1,375,000	1,548,817
Iron/Steel Total			6,157,362
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.875% 11/21/36	2,225,000	2,347,159
Metals & Mining Total			2,347,159
BASIC MATERIALS TOTAL			24,497,148
COMMUNICATIONS — 4.4%
Media — 2.4%
Comcast Corp.
	5.850% 11/15/15	6,175,000	6,937,341
	6.950% 08/15/37	645,000	711,611
DirecTV Holdings LLC
	3.125% 02/15/16	1,620,000	1,603,602
	6.375% 06/15/15	1,290,000	1,333,538
NBC Universal, Inc.
	2.875% 04/01/16 (a)	11,790,000	11,508,137
News America, Inc.
	6.400% 12/15/35	3,760,000	3,942,691
	6.550% 03/15/33	1,295,000	1,363,158
Time Warner Cable, Inc.
	3.500% 02/01/15	2,575,000	2,652,999
	5.850% 05/01/17	1,165,000	1,297,601
	5.875% 11/15/40	2,610,000	2,503,637
	7.300% 07/01/38	1,855,000	2,112,825

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner, Inc.
	6.500% 11/15/36	2,870,000	3,027,526
Media Total			38,994,666
Telecommunication Services — 2.0%
AT&T, Inc.
	5.625% 06/15/16	2,275,000	2,558,699
	6.550% 02/15/39	1,915,000	2,039,393
BellSouth Corp.
	5.200% 09/15/14	5,530,000	6,080,312
British Telecommunications PLC
	5.150% 01/15/13	5,440,000	5,806,014
	5.950% 01/15/18	4,405,000	4,865,375
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	2,670,000	2,959,369
	8.500% 11/15/18	1,505,000	1,962,218
Telefonica Emisiones SAU
	5.134% 04/27/20	2,900,000	2,879,578
	6.221% 07/03/17	1,105,000	1,203,182
	6.421% 06/20/16	1,850,000	2,040,791
Telecommunication Services Total			32,394,931
COMMUNICATIONS TOTAL			71,389,597
CONSUMER CYCLICAL — 0.6%
Airlines — 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	504,361	524,535
Airlines Total			524,535
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	378,688
Home Builders Total			378,688
Retail — 0.5%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	643,780	631,212
	8.353% 07/10/31 (a)	3,342,114	4,026,980
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	471,494
McDonald’s Corp.
	4.875% 07/15/40	1,195,000	1,116,303

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	5.700% 02/01/39	2,245,000	2,365,094
Retail Total			8,611,083
CONSUMER CYCLICAL TOTAL			9,514,306
CONSUMER NON-CYCLICAL — 3.4%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	3.625% 04/15/15	7,500,000	7,806,832
	7.200% 01/15/14 (a)	75,000	86,465
	7.750% 01/15/19 (a)	1,480,000	1,827,075
PepsiCo, Inc.
	4.500% 01/15/20	1,330,000	1,393,716
Beverages Total			11,114,088
Commercial Services — 0.2%
President & Fellows of Harvard College
	4.875% 10/15/40	2,550,000	2,436,270
	6.500% 01/15/39 (a)	850,000	1,001,997
Commercial Services Total			3,438,267
Food — 1.8%
ConAgra Foods, Inc.
	7.000% 10/01/28	2,680,000	2,932,161
General Mills, Inc.
	5.200% 03/17/15	4,040,000	4,471,306
Kraft Foods, Inc.
	4.125% 02/09/16	12,930,000	13,590,995
Kroger Co.
	3.900% 10/01/15	8,275,000	8,651,488
Food Total			29,645,950
Healthcare Services — 0.3%
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	3,625,000	4,188,767
WellPoint, Inc.
	7.000% 02/15/19	1,490,000	1,759,698
Healthcare Services Total			5,948,465
Pharmaceuticals — 0.4%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,965,000	4,345,307

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Wyeth
	5.500% 02/15/16	1,755,000	1,986,979
Pharmaceuticals Total			6,332,286
CONSUMER NON-CYCLICAL TOTAL			56,479,056
ENERGY — 3.2%
Oil & Gas — 1.8%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,525,000	4,862,877
Devon Energy Corp.
	6.300% 01/15/19	1,025,000	1,203,742
Hess Corp.
	5.600% 02/15/41	1,580,000	1,548,465
	7.300% 08/15/31	1,885,000	2,247,195
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,295,574
	7.500% 02/15/19	138,000	174,451
Nexen, Inc.
	5.875% 03/10/35	1,260,000	1,142,704
	7.500% 07/30/39	1,735,000	1,869,721
Qatar Petroleum
	5.579% 05/30/11 (a)	310,804	313,913
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	1,900,386	2,044,815
Shell International Finance BV
	5.500% 03/25/40	4,290,000	4,419,562
Talisman Energy, Inc.
	5.850% 02/01/37	1,685,000	1,686,111
	7.750% 06/01/19	3,825,000	4,695,046
Oil & Gas Total			29,504,176
Oil & Gas Services — 0.4%
Halliburton Co.
	5.900% 09/15/18	1,095,000	1,238,868
Smith International, Inc.
	9.750% 03/15/19	2,515,000	3,449,727
Weatherford International Ltd.
	5.125% 09/15/20	770,000	776,654
	5.150% 03/15/13	62,000	65,683
	7.000% 03/15/38	1,035,000	1,114,349
Oil & Gas Services Total			6,645,281

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 1.0%
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,210,000	1,335,611
	6.500% 09/01/39	345,000	353,605
	6.950% 01/15/38	1,850,000	1,992,287
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	490,000	523,532
	6.500% 05/01/18	1,420,000	1,600,271
	8.750% 05/01/19	2,260,000	2,837,059
Southern Natural Gas Co.
	8.000% 03/01/32	2,120,000	2,475,236
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	5,505,000	5,522,677
Pipelines Total			16,640,278
ENERGY TOTAL			52,789,735
FINANCIALS — 11.0%
Banks — 7.5%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,190,000	2,403,109
Barclays Bank PLC
	3.900% 04/07/15	2,145,000	2,212,156
	5.000% 09/22/16	1,080,000	1,145,433
Capital One Capital IV
	6.745% 02/17/37 (c)	5,180,000	5,147,625
Capital One Capital V
	10.250% 08/15/39	2,735,000	2,957,219
Capital One Financial Corp.
	5.700% 09/15/11	3,135,000	3,224,758
	7.375% 05/23/14	825,000	947,291
Citigroup Capital XIII
	7.875 10/30/40 (c)	130,055	3,476,370
Citigroup, Inc.
	4.587% 12/15/15	2,420,000	2,527,020
	5.625% 08/27/12	13,965,000	14,703,693
	8.500% 05/22/19	6,775,000	8,293,000
Comerica Bank
	5.200% 08/22/17	1,910,000	2,011,971
	5.750% 11/21/16	455,000	500,410
Comerica, Inc.
	3.000% 09/16/15	2,560,000	2,550,515

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Discover Bank/Greenwood DE
	8.700% 11/18/19	4,760,000	5,699,638
Discover Financial Services
	10.250% 07/15/19	1,045,000	1,335,766
Fifth Third Bancorp
	3.625% 01/25/16	3,805,000	3,834,051
JPMorgan Chase & Co.
	2.600% 01/15/16	4,085,000	3,983,001
	7.900% 04/29/49 (c)	3,525,000	3,799,351
JPMorgan Chase Capital XX
	6.550% 09/15/66	4,115,000	4,153,014
JPMorgan Chase Capital XXIII
	1.286% 05/15/77 (02/15/11) (b)(c)	755,000	580,508
KeyBank NA
	5.800% 07/01/14	1,825,000	1,984,087
Keycorp
	3.750% 08/13/15	3,135,000	3,167,891
	6.500% 05/14/13	4,245,000	4,650,521
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	3,535,000	3,541,257
Marshall & IIsley Bank
	5.300% 09/08/11	1,076,000	1,083,361
Merrill Lynch & Co., Inc.
	5.000% 02/03/14	5,550,000	5,880,436
	5.700% 05/02/17	1,545,000	1,587,458
	6.150% 04/25/13	1,400,000	1,510,404
Morgan Stanley
	4.900% 01/15/15	655,000	704,686
National City Bank of Cleveland
	6.200% 12/15/11	715,000	748,868
National City Bank of Kentucky
	6.300% 02/15/11	1,275,000	1,277,318
National City Corp.
	6.875% 05/15/19	1,765,000	1,993,239
Northern Trust Co.
	6.500% 08/15/18	275,000	318,947
Northern Trust Corp.
	5.500% 08/15/13	560,000	619,121
PNC Funding Corp.
	3.625% 02/08/15	2,015,000	2,084,652
	5.125% 02/08/20	3,285,000	3,440,643

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Regions Financial Corp.
	7.000% 03/01/11	1,315,000	1,315,000
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (a)	10,010,000	9,393,633
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	1,700,000	1,690,696
Wachovia Bank NA
	5.850% 02/01/37	340,000	337,749
Banks Total			122,815,866
Diversified Financial Services — 0.8%
Eaton Vance Corp.
	6.500% 10/02/17	1,340,000	1,519,003
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	3,615,000	3,683,384
	5.250% 10/01/20 (a)	3,860,000	3,891,671
General Electric Capital Corp.
	4.375% 09/16/20	3,060,000	2,973,212
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (d)	3,890,000	967,638
	6.875% 05/02/18 (d)	505,000	126,881
Diversified Financial Services Total			13,161,789
Insurance — 2.1%
CNA Financial Corp.
	5.850% 12/15/14	961,000	1,016,670
	7.350% 11/15/19	2,454,000	2,698,242
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	4,850,000	4,219,500
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	4,930,000	4,934,807
Lincoln National Corp.
	8.750% 07/01/19	2,995,000	3,760,079
MetLife Capital Trust X
	9.250% 04/08/68 (04/08/38) (a)(b)(c)	760,000	912,000
MetLife, Inc.
	10.750% 08/01/69	2,905,000	4,030,687
Prudential Financial, Inc.
	7.375% 06/15/19	4,315,000	5,115,907
	8.875% 06/15/68 (06/15/38) (b)(c)	1,615,000	1,893,588
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,210,000	2,276,839

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Unum Group
	7.125% 09/30/16	2,635,000	2,983,252
Insurance Total			33,841,571
Real Estate Investment Trusts (REITs) — 0.6%
Brandywine Operating Partnership LP
	7.500% 05/15/15	3,380,000	3,753,656
Duke Realty LP
	8.250% 08/15/19	4,725,000	5,589,864
Highwoods Properties, Inc.
	5.850% 03/15/17	945,000	996,487
Real Estate Investment Trusts (REITs) Total			10,340,007
FINANCIALS TOTAL			180,159,233
INDUSTRIALS — 1.6%
Aerospace & Defense — 0.3%
Embraer Overseas Ltd.
	6.375% 01/15/20	2,365,000	2,492,119
Raytheon Co.
	7.200% 08/15/27	1,645,000	2,043,310
Aerospace & Defense Total			4,535,429
Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	3,380,000	4,067,418
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,415,000	2,870,906
Miscellaneous Manufacturing Total			6,938,324
Transportation — 0.9%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	4,650,000	4,836,000
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,200,000	1,500,816
CSX Corp.
	6.250% 04/01/15	6,170,000	7,049,879
Union Pacific Corp.
	5.700% 08/15/18	1,335,000	1,507,464
Transportation Total			14,894,159
INDUSTRIALS TOTAL			26,367,912

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.4%
Networking Products — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	1,625,000	1,729,416
Networking Products Total			1,729,416
Software — 0.3%
Oracle Corp.
	5.375% 07/15/40 (a)	2,590,000	2,552,224
	6.500% 04/15/38	2,120,000	2,400,794
Software Total			4,953,018
TECHNOLOGY TOTAL			6,682,434
UTILITIES — 3.3%
Electric — 2.7%
American Electric Power Co., Inc.
	5.250% 06/01/15	725,000	795,189
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,793,222
Commonwealth Edison Co.
	4.000% 08/01/20	3,560,000	3,461,217
	5.900% 03/15/36	750,000	767,316
	5.950% 08/15/16	2,685,000	3,063,263
	6.150% 09/15/17	1,975,000	2,277,244
	6.950% 07/15/18	1,495,000	1,676,394
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	180,000	210,809
Detroit Edison Co.
	3.450% 10/01/20	5,020,000	4,769,371
Duke Energy Carolinas, LLC
	5.300% 10/01/15	355,000	400,048
Exelon Generation Co., LLC
	6.200% 10/01/17	925,000	1,036,881
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	675,640	679,998
Georgia Power Co.
	4.750% 09/01/40	4,625,000	4,173,776
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,696,628
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,655,000	1,782,698
Nevada Power Co.
	5.375% 09/15/40	6,225,000	6,018,768
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	1,325,000	1,398,861

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Oncor Electric Delivery Co., LLC
	5.950% 09/01/13	165,000	182,522
Southern California Edison Co.
	4.500% 09/01/40	2,270,000	1,977,347
	5.000% 01/15/16	2,500,000	2,776,350
Xcel Energy, Inc.
	4.700% 05/15/20	1,425,000	1,475,895
Electric Total			43,413,797
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	2,325,000	2,587,172
	8.500% 03/15/19	1,960,000	2,468,206
Nakilat, Inc.
	6.067% 12/31/33 (a)	3,045,000	3,143,962
Sempra Energy
	6.500% 06/01/16	1,975,000	2,286,055
Gas Total			10,485,395
UTILITIES TOTAL			53,899,192

	Total Corporate Fixed-Income Bonds & Notes (cost of $464,140,981)		481,778,613

Mortgage-Backed Securities — 31.2%
Federal Home Loan Mortgage Corp.
	4.000% 12/01/40	35,141,179	34,808,591
	5.500% 06/01/40	15,335,476	16,353,334
	5.588% 08/01/37 (02/01/11) (b)(c)	4,601,639	4,893,367
	5.616% 06/01/37 (02/01/11) (b)(c)	3,718,301	3,952,372
	5.716% 06/01/36 (02/01/11) (b)(c)	5,365,323	5,737,869
	6.000% 02/01/39	3,475,801	3,776,443
	7.000% 12/01/14	19,952	21,646
	7.000% 11/01/25	3,585	4,078
	7.000% 03/01/27	2,564	2,923
	7.000% 10/01/31	21,889	25,024
	7.500% 09/01/25	1,337	1,533
	7.500% 10/01/29	78,221	90,018
	8.000% 06/01/26	1,647	1,933
	9.500% 09/01/16	517	590
	TBA
	5.500% 02/01/41 (e)	97,450,000	103,852,757
Federal National Mortgage Association
	2.574% 08/01/36 (02/01/11) (b)(c)	119,638	121,646

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.000% 12/01/40	18,648,914	18,513,211
	4.500% 04/01/40	6,429,306	6,608,121
	4.500% 05/01/40	8,943,962	9,215,452
	4.500% 06/01/40	19,025,459	19,530,823
	4.500% 07/01/40	8,185,745	8,403,179
	4.760% 09/01/19	4,296,581	4,529,209
	4.770% 06/01/19	4,428,791	4,687,417
	4.831% 04/01/38 (02/01/11) (b)(c)	4,386,559	4,635,342
	4.896% 04/01/38 (02/01/11) (b)(c)	5,679,688	6,002,108
	5.000% 07/01/40	58,328,739	61,650,159
	5.500% 08/01/37	19,860,871	21,359,746
	5.500% 01/01/40	9,069,682	9,700,308
	5.769% 09/01/37 (02/01/11)(b)(c)	3,743,880	4,011,143
	6.000% 05/01/37	10,133,983	11,021,611
	6.000% 05/01/38	14,211,707	15,456,499
	6.000% 07/01/38	37,939,686	41,262,795
	6.000% 08/01/38	26,699,546	29,029,795
	6.000% 12/01/38	7,992,085	8,712,086
	7.000% 06/01/32	12,197	13,922
	7.500% 10/01/15	13,484	14,870
	7.500% 01/01/30	11,688	13,423
	7.785% 02/01/19	1,529,813	1,686,536
	8.000% 12/01/29	208,629	241,226
	8.000% 02/01/30	17,651	20,436
	8.000% 03/01/30	32,309	37,416
	8.000% 04/01/30	46,645	54,019
	8.000% 05/01/30	10,839	12,552
	8.500% 08/01/17	814	900
	10.000% 10/01/20	52,210	58,079
	10.000% 12/01/20	120,441	136,293
	TBA:
	3.500% 02/01/41 (e)	7,380,000	7,035,214
	4.000% 02/01/41 (e)	15,500,000	15,361,957
Government National Mortgage Association
	2.625% 07/20/21 (02/01/11) (b)(c)	33,968	35,159
	2.625% 07/20/22 (02/01/11) (b)(c)	43,562	45,089
	3.375% 04/20/22 (02/01/11) (b)(c)	181,154	188,048
	4.500% 06/15/39	22,105,112	22,899,269
	7.000% 05/15/12	6,595	6,891
	7.000% 09/15/13	10,560	11,269
	7.000% 11/15/22	38,912	44,348
	7.000% 10/15/23	7,947	9,128

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 06/15/26	121,369	139,913
	7.000% 10/15/27	13,918	16,064
	7.000% 05/15/28	26,864	31,036
	7.000% 06/15/28	6,207	7,171
	7.000% 12/15/28	36,055	41,654
	7.000% 08/15/29	19,628	22,691
	7.000% 02/15/30	4,329	5,007
	7.000% 05/15/32	79,781	92,179
	7.500% 04/15/26	86,436	100,206
	7.500% 02/15/27	12,615	14,641
	7.500% 09/15/29	253,547	294,830
	7.500% 03/15/30	76,965	89,576
	8.000% 06/15/25	3,100	3,674
	8.000% 10/15/25	16,686	19,812
	8.000% 01/15/26	5,541	6,571
	8.000% 02/15/26	1,967	2,333
	8.000% 06/15/26	7,929	9,404
	8.000% 03/15/27	11,851	14,062
	9.000% 11/15/17	26,836	30,290
	9.500% 08/15/20	1,667	1,979
	9.500% 12/15/20	1,050	1,246
	10.000% 05/15/16	2,255	2,272
	10.000% 07/15/17	12,524	14,079
	11.500% 06/15/13	10,080	10,161
	TBA
	4.000% 02/01/41 (e)	5,600,000	5,621,000

	Total Mortgage-Backed Securities (cost of $511,493,018)		512,491,023

Commercial Mortgage-Backed Securities — 17.2%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	14,889,000	15,631,096
	4.830% 08/15/38	2,275,000	2,369,140
	5.200% 01/12/41 (02/01/11) (b)(c)	8,335,000	8,908,780
	5.201% 12/11/38	2,425,000	2,567,070
	5.471% 01/12/45 (02/01/11) (b)(c)	7,085,000	7,612,787
	5.537% 10/12/41	10,303,000	11,129,934
	5.700% 06/13/50	9,750,000	10,396,635
	5.742% 09/11/42 (02/01/11) (b)(c)	1,000,000	1,085,029
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,981,564

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.322% 12/11/49	12,355,000	12,867,589
	5.886% 11/15/44 (02/01/11) (b)(c)	3,285,000	3,528,792
Commercial Mortgage Pass Through Certificates
	5.310% 07/10/37 (02/01/11) (b)(c)	5,105,000	5,509,802
Credit Suisse First Boston Mortgage Securities Corp.
	6.387% 08/15/36	1,735,868	1,778,572
Credit Suisse Mortgage Capital Certificates
	5.826% 06/15/38 (02/01/11) (b)(c)	6,325,000	6,911,364
Greenwich Capital Commercial Funding Corp.
	4.799% 08/10/42 (02/01/11) (b)(c)	2,700,000	2,857,343
	5.444% 03/10/39	11,400,000	12,126,599
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.879% 01/12/38 (02/01/11) (b)(c)	2,925,000	3,100,918
	5.205% 12/15/44 (02/01/11) (b)(c)	6,700,000	7,223,944
	5.255% 07/12/37 (c)	3,875,000	4,135,532
	5.440% 06/12/47	6,640,000	7,008,240
	5.552% 05/12/45	8,500,000	9,121,069
	5.857% 10/12/35	291,495	294,678
LB-UBS Commercial Mortgage Trust
	5.020% 08/15/29 (02/11/11) (b)(c)	7,130,000	7,595,744
	5.124% 11/15/32 (02/11/11) (b)(c)	6,865,000	7,345,669
	5.430% 02/15/40	10,250,000	10,861,824
	5.866% 09/15/45 (02/11/11) (b)(c)	6,005,000	6,440,824
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.560% 12/15/30 (02/01/11) (b)(c)	3,054,074	37,388
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (02/01/11) (b)(c)	7,500,000	7,925,300
Morgan Stanley Capital I
	4.660% 09/13/45	4,350,000	4,592,810
	4.970% 12/15/41	8,022,000	8,540,828
	5.150% 06/13/41	11,945,000	12,696,922
	5.650% 06/11/42 (02/01/11) (b)(c)	2,500,000	2,718,466
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	12,877,000	13,562,045
	5.080% 09/15/37	3,695,000	3,868,046
	5.980% 01/15/39	3,786,494	3,950,471

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Wachovia Bank Commercial Mortgage Trust
	5.012% 12/15/35 (c)	8,100,000	8,653,040
	5.037% 03/15/42	4,790,638	4,992,598
	5.203% 10/15/44 (02/01/11) (b)(c)	11,540,000	12,500,279
	5.272% 12/15/44 (02/01/11) (b)(c)	6,300,000	6,755,787
	5.609% 03/15/45 (02/01/11) (b)(c)	5,052,000	5,355,333
	5.997% 06/15/45	2,610,000	2,816,088
	6.287% 04/15/34	2,150,000	2,239,005
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (a)	8,950,000	8,877,179

	Total Commercial Mortgage-Backed Securities (cost of $269,994,618)		282,472,123

Government & Agency Obligations — 15.7%
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
European Investment Bank
	3.000% 04/08/14	3,050,000	3,203,686
	5.125% 05/30/17	2,985,000	3,374,456
Export-Import Bank of Korea
	5.500% 10/17/12	700,000	742,437
Pemex Project Funding Master Trust
	5.750% 03/01/18	2,885,000	3,065,480
Province of Quebec
	4.625% 05/14/18	8,030,000	8,688,396
Republic of Italy
	5.375% 06/12/17	1,275,000	1,324,946
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			20,399,401
U.S. GOVERNMENT AGENCIES — 1.4%
Resolution Funding Corp., STRIPS
	(f) 10/15/20	10,840,000	7,467,643
	(f) 01/15/21	19,755,000	13,404,321
	(f) 01/15/30	6,000,000	2,380,680
U.S. GOVERNMENT AGENCIES TOTAL			23,252,644
U.S. GOVERNMENT OBLIGATIONS — 13.1%
U.S. Treasury Bonds
	3.875% 08/15/40	23,737,000	21,059,182
	4.250% 11/15/40	5,295,000	5,019,496
	4.500% 02/15/36	4,145,000	4,152,125
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18	21,431,293	23,142,453
	3.000% 07/15/12	3,133,543	3,338,201

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Notes
	0.750% 12/15/13	350,000	348,250
	1.375% 11/30/15	1,000,000	976,719
	2.625% 08/15/20	46,631,100	43,968,045
	2.625% 11/15/20	28,995,000	27,182,813
U.S. Treasury STRIPS
	(f) 08/15/20	85,000,000	60,570,320
	(f) 02/15/22	37,715,000	24,458,366
U.S. GOVERNMENT OBLIGATIONS TOTAL			214,215,970

	Total Government & Agency Obligations (cost of $260,418,881)		257,868,015

Asset-Backed Securities — 3.4%
Ally Auto Receivables Trust
	1.450% 05/15/14	1,800,000	1,814,270
Bay View Auto Trust
	5.310% 06/25/14	1,750,196	1,755,291
BMW Vehicle Lease Trust
	0.820% 04/15/13	4,100,000	4,096,101
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	1,741	1,688
Capital Auto Receivables Asset Trust
	5.210% 03/17/14	953,744	973,615
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	3,890,000	4,056,753
Chrysler Financial Lease Trust
	1.780% 06/15/11 (a)	842,782	843,392
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	325,000	344,644
	6.950% 02/18/14	1,130,000	1,190,077
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (a)	1,575,359	1,579,750
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (02/01/11) (b)(c)	2,800,000	329,462
	5.666% 08/25/35 (02/01/11) (b)(c)	1,885,000	73,709
CNH Equipment Trust
	1.170% 05/15/15	4,060,000	4,056,538
Daimler Chrysler Auto Trust
	4.940% 02/08/12	1,211,189	1,212,158
Equity One ABS, Inc.
	0.600% 07/25/34 (02/25/11) (b)(c)	365,527	286,545

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (a)	2,380,000	2,377,113
Ford Credit Auto Owner Trust
	1.320% 06/15/14	3,700,000	3,724,753
	5.150% 11/15/11	37,840	37,908
Franklin Auto Trust
	5.360% 05/20/16	8,491,000	8,678,716
	7.160% 05/20/16 (a)	2,425,000	2,599,673
Green Tree Financial Corp.
	8.250% 07/15/27 (c)	245,794	253,606
GSAA Trust
	4.316% 11/25/34 (02/01/11) (b)(c)	274,743	275,658
Nissan Auto Lease Trust
	1.120% 12/15/13	3,685,000	3,681,095
Volkswagen Auto Lease Trust
	0.770% 01/22/13	4,050,000	4,051,891
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	2,225,936	2,273,540
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	5,034,878

	Total Asset-Backed Securities (cost of $59,774,009)		55,602,824

Municipal Bonds — 1.6%
CALIFORNIA — 0.8%
CA Educational Facilities Authority
	University of Southern California,
	Series 2009 A
	5.250% 10/01/38	2,050,000	2,066,564
CA State
	Series 2010,
	3.950% 11/01/15	6,070,000	6,097,436
	Series 2009,
	7.550% 04/01/39	2,850,000	2,944,649
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,430,000	2,256,036
CALIFORNIA TOTAL			13,364,685

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — 0.0%
IL Chicago
	Series 2010,
	6.742% 11/01/40	740,000	765,330
ILLINOIS TOTAL			765,330
KENTUCKY — 0.2%
KY Asset Liability Commission
	Series 2010,
	3.165% 04/01/18	3,665,000	3,571,543
KENTUCKY TOTAL			3,571,543
MASSACHUSETTS — 0.4%
MA State Transportation Fund
	Series 2010:
	5.631% 06/01/30	2,640,000	2,722,025
	5.731% 06/01/40	3,605,000	3,682,832
MASSACHUSETTS TOTAL			6,404,857
NEW YORK — 0.2%
NY New York City Municipal Water Finance Authority
	Series 2005 D,
	5.000% 06/15/39	2,550,000	2,452,692
NEW YORK TOTAL			2,452,692

	Total Municipal Bonds (cost of $26,330,076)		26,559,107

Collateralized Mortgage Obligations — 0.1%
AGENCY — 0.1%
Federal National Mortgage Association
	5.500% 09/25/35	574,496	579,572
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (02/01/11) (b)(c)	6,291,514	98,799
	0.432% 03/15/28 (02/01/11) (b)(c)	4,688,824	84,079
AGENCY TOTAL			762,450
NON - AGENCY — 0.0%
American Mortgage Trust
	8.445% 09/27/22 (c)(g)	10,986	6,661
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,632,423	78,283
NON-AGENCY TOTAL			84,944

	Total Collateralized Mortgage Obligations (cost of $5,112,855)		847,394

	Par ($)	Value ($)
Short-Term Obligations — 8.9%
REPURCHASE AGREEMENT — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 01/31/11, due 02/01/11 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 03/15/13, market value $13,575,150 (repurchase proceeds $13,307,055)	13,307,000	13,307,000
REPURCHASE AGREEMENT TOTAL		13,307,000
U.S. GOVERNMENT OBLIGATIONS — 8.1%
U.S. Treasury Bills
0.010% 08/25/11 (h)	3,095,000	3,091,914
0.135% 02/10/11	94,000,000	93,996,828
0.140% 02/10/11	8,000,000	7,999,714
0.145% 02/10/11	27,000,000	26,999,021
U.S. GOVERNMENT OBLIGATIONS TOTAL		132,087,477

Total Short-Term Obligations (cost of $145,393,597)		145,394,477

Total Investments — 107.5% (cost of $1,742,658,035)(i)(j)		1,763,013,576

Other Assets & Liabilities, Net — (7.5)%		(122,673,223)

Net Assets — 100.0%		1,640,340,353

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment..

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$24,497,148	$—	$24,497,148
Communications	—	71,389,597	—	71,389,597
Consumer Cyclical	—	8,989,771	524,535	9,514,306
Consumer Non-Cyclical	—	56,479,056	—	56,479,056
Energy	—	52,789,735	—	52,789,735
Financials	—	180,159,233	—	180,159,233
Industrials	—	26,367,912	—	26,367,912
Technology	—	6,682,434	—	6,682,434
Utilities	—	53,899,192	—	53,899,192
Total Corporate Fixed-Income Bonds & Notes	—	481,254,078	524,535	481,778,613
Total Mortgage-Backed Securities	—	512,491,023	—	512,491,023
Total Commercial Mortgage-Backed Securities	—	282,472,123	—	282,472,123
Government & Agency Obligations
Foreign Government Obligations	—	20,399,401	—	20,399,401
U.S. Government Agencies	—	23,252,644	—	23,252,644
U.S. Government Obligations	214,215,970	—	—	214,215,970
Total Government & Agency Obligations	214,215,970	43,652,045	—	257,868,015
Total Asset-Backed Securities	—	55,602,824	—	55,602,824
Total Municipal Bonds	—	26,559,107	—	26,559,107
Collateralized Mortgage Obligations
Agency	—	762,450	—	762,450
Non - Agency	—	78,283	6,661	84,944
Total Collateralized Mortgage Obligations	—	840,733	6,661	847,394
Short-Term Obligations
Repurchase Agreement	—	13,307,000	—	13,307,000
U.S. Government Obligations	132,087,477	—	—	132,087,477
Total Short-Term Obligations	132,087,477	13,307,000	—	145,394,477
Total Investments	346,303,447	1,416,178,933	531,196	1,763,013,576
Unrealized Appreciation on Futures Contracts	5,985,135	—	—	5,985,135
Unrealized Depreciation on Futures Contracts	(130,694)	—	—	(130,694)
Value of Credit Default Swap Contracts - Appreciation	—	65,178	—	65,178
Value of Credit Default Swap Contracts - Depreciation	—	(555,159)	—	(555,159)
Total	$352,157,888	$1,415,688,952	$531,196	$1,768,378,036

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

Certain corporate fixed-income bonds & notes classified as a Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

Certain collateralized mortgage obligations classified as a Level 3 security are valued using the market approach.  To determine fair value for this security, management considered various factors which may have included, but were not limited to, estimated cash flows of the security and observed yields on securities management deemed comparable.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ended January 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2011
Corporate Fixed-Income Bonds & Notes Consumer Cyclical	$576,912	$—	$3,909	$2,194	$—	$(58,480)	$—	$—	$524,535
Collateralized Mortgage Obligations Non-Agency	—	—	113	14	6,820	(286)	—	—	6,661
	$576,912	$—	$4,022	$2,208	$6,820	$(58,766)	$—	$—	$531,196

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to the securities owned at January 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $ 2,208.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities, which are not illiquid, amounted to $81,785,714, which represents 5.0% of net assets.

(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At January 31, 2011, the value of these securities amounted to $1,094,519, which represents 0.1% of net assets.

(e)	Security purchased on a delayed delivery basis.
(f)	Zero coupon bond.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2011, the value of this security amounted to $6,661, which represents less than 0.1% of net assets.

(h)	A portion of this security with a market value of $2,997,009 is pledged as collateral for open futures contracts.
(i)	Cost for federal income tax purposes is $1,738,662,269.
(j)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$54,711,808	$(30,360,501)	$24,351,307

At January 31, 2011, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$5,500,000	$240,043	$32,633
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	4,400,000	164,927	(85,359)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	12,270,000	661,217	(204,152)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	10,200,000	(172,171)	(67,695)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,500,000	240,020	32,545
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	6,000,000	227,837	(118,938)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	4,700,000	221,572	(77,851)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	1,250,000	(28,522)	(1,164)
							$(489,981)

At January 31, 2011, the Fund  held the following open short futures contracts:

					Unrealized
Interest Rate Risk	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	103	$12,196,648	$12,065,954	Mar-2011	$(130,694)
10-Year U.S. Treasury Notes	1,577	190,496,672	196,232,812	Mar-2011	5,736,140
Ultra Long U.S. Treasury Bonds	129	15,887,156	16,136,151	Mar-2011	248,995
					$5,854,441

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2011